LONG-TERM CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
LONG-TERM CONVERTIBLE NOTE
NOTE 10:       LONG-TERM CONVERTIBLE NOTE

On December 5, 2016, the Company entered into a convertible note agreement with a new investor, in the amount of $4,388 net of issuance expenses in the amount of $612. The note has a term of four years with a maturity date of December 5, 2020, should it not be converted before that time. The note shall accrue interest equal to the prime rate, as published by the Wall Street Journal plus 2.5%, if being paid in cash, or 3% if payment is made in securities of the Company's, per year. The Company bares sole discretion as to how it shall pay interest. The interest will be compounded quarterly so long as it is unpaid and the loan is unconverted. Conversion to Preferred Shares is dependent on the approval of the amendment of the Article of Association ("AOA"), to include a new class of preferred shares of the Company, by the shareholders. If the Shareholders do not approve the changes to the amended AOA, the Company must call a special meeting of its shareholders no later than 90 days after the annual shareholder meeting to re-seek approval. The company must continue this process until approval is received. If shareholder approval is not received by the maturity date, the Company will have to repay the note to the investor.

When and if the note is converted to Preferred Shares, it will be at a conversion price of $1.776 (subject to adjustment as stated in the company's AOA).

The investor has the option to convert any or all Preferred Shares into Ordinary Shares. The number of Ordinary Shares issuable upon conversion of Preferred Shares will be equal to the Stated Value (the Conversion Price of the Note on the date of the exchange of the Note for the Initial Preferred Shares), multiplied by the number of Preferred Shares to be converted, divided by the Conversion Price ($1.776,as adjusted). In no conversion situation may the holder hold more that 9.99% of the outstanding Ordinary Shares.

If at any time after December 5, 2017, the Closing Price is 250% greater than the Conversion Price for at least 45 consecutive Trading Days then the Company may elect to require the investor to convert a portion or all of their outstanding Preferred Shares into Ordinary Shares. However, the company is required by the SPA to file a "shelf" registration statement with the SEC, in the event that the initial "shelf" Registration Statement is not effective as of December 5, 2017, the Mandatory Conversion Commencement Date shall be extended until the Registration Statement is effective.